LOANS AND LEASES - Leasing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Direct Financing Lease, Lease Receivable	$ 35,081	$ 49,843
Direct Financing Lease, Unguaranteed Residual Asset	16,058	19,714
Sales-type Lease, Lease Receivable	184,985	40,067
Sales-type Lease, Unguaranteed Residual Asset	0	0
Net Investment in Lease, before Allowance for Credit Loss	236,124	109,624
Sales-type and Direct Financing Leases, Interest Income	$ 11,800	$ 2,700	$ 3,800